Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued liabilities not currently deductible	$ 1,685	$ 1,842
Intangible assets-excess of financial statement over tax amortization	15,333	16,461
Goodwill recognized on financial statements in excess of tax amortization	18,976	21,282
Stock-based compensation	4,834	7,809
Federal net operating losses and AMT credit carryforwards	3,519	1,480
State and city net operating loss carryforwards	5,074	4,481
Research & experimental tax credit carryforwards	1,478	1,302
Other	329	285
Gross deferred tax assets	51,228	54,942
Valuation allowance	(21,575)	(4,579)
Net deferred tax assets	29,653	50,363
Deferred tax liabilities:
Excess of tax over financial statement depreciation	1,146	1,300
Total deferred tax liabilities	1,146	1,300
Net deferred tax assets	$ 28,507	$ 49,063